Earnings (Loss) Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Earnings Per Share [Abstract]
Net income (loss) for basic and diluted earnings (loss) per share available to common shareholders from continuing operations	$ 93	$ 405	$ (1,206)
Debentures fair value impact on EPS	117	0	0
Interest expense, debt	24	0	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ 0	$ 405	$ (1,206)
Weighted-average number of shares outstanding (000's) - basic and diluted	540,477,000	532,888,000	525,265,000
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	11,308,000	12,998,000	0
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities	60,500,000	0	0
Incremental common shares attributable to exchange shares	4,182,000	0	0
Weighted Average Number of Shares Outstanding, Diluted	616,467,000	545,886,000	525,265,000
Earnings Per Share, Basic	$ 0.17	$ 0.76	$ (2.30)
Earnings Per Share, Diluted	$ 0.00	$ 0.74	$ (2.30)
Employee Stock Option [Member]
Earnings Per Share [Line Items]
Outstanding Options In-the-Money	8,985,836	790,918
Restricted Share Units (RSUs)
Earnings Per Share [Line Items]
Outstanding RSUs In-the-Money	9,300,191	14,068,069